UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 108.7%

Security	Principal Amount (000’s omitted)	Value
Education — 5.7%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,161,300
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,605,885
New York Dormitory Authority, (The New School), 5.00%, 7/1/36	1,405	1,564,004
New York Dormitory Authority, (The New School), 5.00%, 7/1/41	270	297,934
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	3,000	3,422,460
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	854,835

		$18,906,418

Electric Utilities — 9.3%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$357,085
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	3,973,791
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,064,719
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	4,931,121
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	7,600	8,292,436
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,591,240
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	741,491
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,699,500

		$30,651,383

Escrowed/Prerefunded — 14.9%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/19, 6.25%, 11/1/34	$3,000	$3,393,210
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), Prerefunded to 7/1/20, 6.20%, 7/1/45	2,000	2,304,060
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	510	576,744
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	575	654,505
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	315	359,721
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	1,625	1,809,324
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	1,020	1,139,320
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	30	34,778
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	2,970	3,448,912
Illinois Finance Authority, (Rush University Medical Center), Prerefunded to 5/1/19, 6.625%, 11/1/39	2,300	2,575,218
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	550	615,483
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	2,425	2,713,720
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	548,960

Security	Principal Amount (000’s omitted)	Value
New Hampshire Health and Education Facilities Authority, (Dartmouth College), Prerefunded to 6/1/19, 5.25%, 6/1/39(1)(2)	$12,000	$13,093,560
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,000	1,023,600
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,818,820
Salt River Project Agricultural Improvement and Power District, AZ, Prerefunded to 1/1/18, 5.00%, 1/1/38(1)(2)	9,000	9,354,600
Washington Housing Finance Commission, (Wesley Homes), Prerefunded to 1/1/18, 6.20%, 1/1/36	2,500	2,624,225

		$49,088,760

General Obligations — 5.5%
Anne Arundel County, MD, 5.00%, 10/1/31	$1,000	$1,182,460
California, 5.00%, 10/1/33	4,035	4,634,480
California, 6.00%, 4/1/38	5,750	6,280,035
Illinois, 5.00%, 5/1/36	3,500	3,461,290
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,531,378

		$18,089,643

Hospital — 13.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/34	$980	$1,090,230
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/39	1,000	1,112,480
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	183,028
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	737,153
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,376,250
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/41	2,500	2,087,150
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	992,550
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,822,376
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,535,069
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,695,596
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,537,754
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,478,882
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	770	1,004,688
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	3,919,055
Tyler Health Facilities Development Corp., TX, (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,502,925

		$44,075,186

Security	Principal Amount (000’s omitted)	Value
Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	$445	$456,009

		$456,009

Industrial Development Revenue — 11.5%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,016,850
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,184,860
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,251,250
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	4,058,719
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	1,950	1,934,322
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	725	661,751
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(3)	2,695	2,711,736
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	1,871,406
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	1,500	1,478,415
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	667,422
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,005,355
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,073,664
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,240,810
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	3,948,104
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	944,256

		$38,048,920

Insured-General Obligations — 1.0%
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	$2,910	$3,167,710

		$3,167,710

Insured-Special Tax Revenue — 3.6%
Hesperia Public Financing Authority, CA, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$296,797
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	4,704,800
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	7,007,580

		$12,009,177

Insured-Transportation — 6.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$794,433
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,110,520
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,340	1,329,655
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,959,120
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	6,018,090
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	7,906,599

		$21,118,417

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$5,000	$5,363,450

		$5,363,450

Other Revenue — 0.7%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,245	$1,386,395
Seminole Tribe, FL, 5.50%, 10/1/24(3)	925	945,951

		$2,332,346

Senior Living/Life Care — 5.7%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,433,332
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,586,827
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	465	499,391
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	925	985,190
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	181,799
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	390,937
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	320,253
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	292,234
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,717,753
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	570,355
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,819,472
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	907,244
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	637,709
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,998,938
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	270,315
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	780,842
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(3)	1,335	1,289,276

		$18,681,867

Student Loan — 1.2%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$2,245	$2,356,015
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,461,300

		$3,817,315

Transportation — 21.9%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$750	$800,820
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	372,197

Security	Principal Amount (000’s omitted)	Value
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 6.00%, 1/1/41	$35	$40,418
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,500	1,660,275
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,501,154
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,270,359
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,307,520
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,012,947
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,464,827
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	948,850
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,148,283
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,152,988
Illinois Toll Highway Authority, 5.00%, 12/1/31	1,315	1,485,700
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	385,452
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	1,000	1,117,520
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,449,638
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,321,313
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	6,430,200
New Jersey Turnpike Authority, 5.00%, 1/1/38	5,000	5,487,850
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	2,115	2,199,875
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	2,660	3,020,829
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	5,000	5,231,750
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	155	167,459
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	595	661,283
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/36	3,000	3,364,890
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	6,790,208
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,546,300
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	3,012,817
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,726,158
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	3,945	4,201,898

		$72,281,778

Water and Sewer — 6.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,567,058
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,519,072
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,910,354
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,264,746
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	12,604,293

		$20,865,523

Total Tax-Exempt Municipal Securities — 108.7% (identified cost $323,765,376)		$358,953,902

Taxable Municipal Securities — 2.3%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.0%
Chicago, IL, 7.375%, 1/1/33	$1,750	$1,772,873
Chicago, IL, 7.781%, 1/1/35	1,400	1,442,210

		$3,215,083

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,341,480

		$4,341,480

Total Taxable Municipal Securities — 2.3% (identified cost $7,219,832)		$7,556,563

Total Investments — 111.0% (identified cost $330,985,208)		$366,510,465

Other Assets, Less Liabilities — (11.0)%		$(36,465,823)

Net Assets — 100.0%		$330,044,642

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2016, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	17.8%
California	11.2%
Others, representing less than 10% individually	71.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $9,473,989.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $9,021,451 or 2.7% of the Trust’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$288,153,038

Gross unrealized appreciation	$38,201,938
Gross unrealized depreciation	(1,424,511)

Net unrealized appreciation	$36,777,427

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$358,953,902	$—	$358,953,902
Taxable Municipal Securities	—	7,556,563	—	7,556,563
Total Investments	$—	$366,510,465	$—	$366,510,465

The Trust held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017